SHARE-BASED PAYMENTS (Details Narrative) - shares		6 Months Ended	12 Months Ended
	Jul. 28, 2024	Sep. 30, 2024	Mar. 31, 2024
Share-based Payments
Number of share options granted in share-based payment arrangement	5,400,000
Percentage of equity value		100.00%	100.00%